ASSETS AND LIABILITIES HELD FOR SALE (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2025 CNY (¥) tranche
Assets held for sale:
Property and equipment, net	¥ 17
Operating lease right-of-use assets	552
Finance lease right-of-use assets	70
Other assets	30
Total	669
Liabilities held for sale:
Accrued expenses and other current liabilities	39
Operating lease liabilities, current	21
Operating lease liabilities, non-current	510
Finance lease liabilities	74
Other liabilities	27
Total	¥ 671
Number of tranche completed | tranche	2
Impairments	¥ 13